Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 2,890,574	$ 2,599,608
Less: accumulated depreciation	(1,457,095)	(1,025,006)
Total property, plant and equipment, net	1,433,479	1,574,602
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	750,333	638,660
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	197,304	182,563
Electric equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	158,745	144,436
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	80,836	74,797
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 1,703,356	$ 1,559,152